UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3906
                                    --------

PC&J Performance Fund
---------------------
(Exact name of registrant as specified in charter)

7812 McEwen Road, Suite 400     Dayton, OH  45459
-------------------------------------------------
(Address of principal executive offices)  (Zip Code)

PC&J Service Corp.   7812 McEwen Road, Suite 400    Dayton, OH  45459
---------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
                                                    -------------

Date of fiscal year end:  December 31
                         ------------

Date of reporting period: June 30, 2013
                          -------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.

 April 19, 2013   AMGEN INC.
 2013 Annual Meeting of Shareholders

Wednesday, May 22, 2013

For holders as of:  Monday, March 25, 2013

Cusip:  031162-100   Ticker:  AMGN

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: DR. DAVID BALTIMORE
 For  * For
1B.  ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR.
 For  * For
1C.  ELECTION OF DIRECTOR: MR. ROBERT A. BRADWAY
 For  * For
1D.  ELECTION OF DIRECTOR: MR. FRANCOIS DE CARBONNEL
 For  * For
1E.  ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN
 For  * For
1F.  ELECTION OF DIRECTOR: MR. ROBERT A. ECKERT
 For  * For
1G.  ELECTION OF DIRECTOR: DR. REBECCA M. HENDERSON
 For  * For
1H.  ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER
 For  * For
1I.  ELECTION OF DIRECTOR: DR. TYLER JACKS
 For  * For
1J.  ELECTION OF DIRECTOR: DR. GILBERT S. OMENN
 For  * For
1K.  ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM
 For  * For
1L.  ELECTION OF DIRECTOR: MR. LEONARD D. SCHAEFFER
 For  * For
1M.  ELECTION OF DIRECTOR: DR. RONALD D. SUGAR
 For  * For
2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For
3.  ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.
 For  * For
4. APPROVAL OF OUR PROPOSED AMENDED AND RESTATED 2009 EQUITY INCENTIVE PLAN. For * For

May 17, 2013  BIOGEN IDEC INC.
 2013 Annual Meeting of Shareholders

Wednesday, June 12, 2013

For holders as of:  Monday, April 15, 2013

Cusip:  09062X-103    Ticker:  BIIB

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: CAROLINE D. DORSA
 For  * For
1B.  ELECTION OF DIRECTOR: STELIOS PAPADOPOULOS
 For  * For
1C.  ELECTION OF DIRECTOR: GEORGE A. SCANGOS
 For  * For
1D.  ELECTION OF DIRECTOR: LYNN SCHENK
 For  * For
1E.  ELECTION OF DIRECTOR: ALEXANDER J. DENNER
 For  * For
1F.  ELECTION OF DIRECTOR: NANCY L. LEAMING
 For  * For
1G.  ELECTION OF DIRECTOR: RICHARD C. MULLIGAN
 For  * For
1H.  ELECTION OF DIRECTOR: ROBERT W. PANGIA
 For  * For
1I.  ELECTION OF DIRECTOR: BRIAN S. POSNER
 For  * For
1J.  ELECTION OF DIRECTOR: ERIC K. ROWINSKY
 For  * For
1K.  ELECTION OF DIRECTOR: STEPHEN A. SHERWIN
 For  * For
1L.  ELECTION OF DIRECTOR: WILLIAM D. YOUNG
 For  * For
2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS BIOGEN IDEC INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For
3.  SAY ON PAY - AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 For  * For
4. TO REAPPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE BIOGEN IDEC INC. 2008 PERFORMANCE-BASED MANAGEMENT INCENTIVE PLAN FOR PURPOSES OF
SECTION 162(M) OF THE INTERNAL REVENUE CODE.
 For  * For
5. TO REAPPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE BIOGEN IDEC INC. 2008 OMNIBUS EQUITY PLAN FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.
 For  * For
6. SHAREHOLDER PROPOSAL REGARDING ADOPTION OF A SHARE RETENTION POLICY. Against * Against

May 10, 2013   CELGENE CORPORATION
 2013 Annual Meeting of Shareholders

Wednesday, June 12, 2013

For holders as of:  Wednesday, April 17, 2013

Cusip:  151020-104    Ticker:  CELG

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   ROBERT J. HUGIN
2)   R.W. BARKER, D. PHIL.
3)   MICHAEL D. CASEY
4)   CARRIE S. COX
5)   RODMAN L. DRAKE
6)   M.A. FRIEDMAN, M.D.
7)   GILLA KAPLAN, PH.D.
8)   JAMES J. LOUGHLIN
9)   ERNEST MARIO, PH.D.
 For  * For All Nominees

1)   ROBERT J. HUGIN
2)   R.W. BARKER, D. PHIL.
3)   MICHAEL D. CASEY
4)   CARRIE S. COX
5)   RODMAN L. DRAKE
6)   M.A. FRIEDMAN, M.D.
7)   GILLA KAPLAN, PH.D.
8)   JAMES J. LOUGHLIN
9)   ERNEST MARIO, PH.D.

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For
3. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2008 STOCK INCENTIVE PLAN.
 For  * For
4. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 For  * For
5. STOCKHOLDER PROPOSAL DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT. Against * Against

April 25, 2013   CERNER CORPORATION
 2013 Annual Meeting of Shareholders

Friday, May 24, 2013

For holders as of:  Friday, April 5, 2013

Cusip:  156782-104   Ticker:  CERN

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: GERALD E. BISBEE, JR., PH.D
 For  * For
1B.  ELECTION OF DIRECTOR: DENIS A. CORTESE, M.D.
 For  * For
1C.  ELECTION OF DIRECTOR: LINDA M. DILLMAN
 For  * For
2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CERNER CORPORATION FOR 2013.
 For  * For
3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
 For  * For
4. AMENDMENT TO OUR SECOND RESTATED CERTIFICATE OF INCORPORATION REPEALING THE CLASSIFICATION OF OUR BOARD OF DIRECTORS.
 For  * For
5. AMENDMENT TO OUR SECOND RESTATED CERTIFICATE OF INCORPORATION INCREASING THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.
 For  * For

July 16, 2012
CONTINENTAL RESOURCES, INC.
 2012 Special Meeting of Shareholders

Friday, August 10, 2012

For holders as of:  Friday, June 29, 2012

Cusip:  212015-101  Ticker:  clr

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1. APPROVE ISSUANCE OF SHARES OF COMMON STOCK PURSUANT TO THE TERMS AND CONDITIONS OF A REORGANIZATION AND PURCHASE AND SALE AGREEMENT, DATED AS OF MARCH 27, 2012 (THE AGREEMENT ), IN ACCORDANCE WITH SECTION 312.03(B) OF THE NEW YORK STOCK EXCHANGE LISTED COMPANY MANUAL AND THE REQUIREMENTS OF THE AGREEMENT.
 For  For

January 3, 2013
COSTCO WHOLESALE CORPORATION
 2013 Annual Meeting of Shareholders

Thursday, January 24, 2013

For holders as of:  Friday, November 23, 2012

Cusip:  22160K-105    Ticker:  COST

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   BENJAMIN S. CARSON, SR.
2)   WILLIAM H. GATES
3)   HAMILTON E. JAMES
4)   W. CRAIG JELINEK
5)   JILL S. RUCKELSHAUS
 For  For All Nominees

1)   BENJAMIN S. CARSON, SR.
2)   WILLIAM H. GATES
3)   HAMILTON E. JAMES
4)   W. CRAIG JELINEK
5)   JILL S. RUCKELSHAUS

2  RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.
 For  For
3  APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.
 For  For
4 CONSIDERATION OF SHAREHOLDER PROPOSAL TO ELIMINATE THE CLASSIFICATION OF THE BOARD OF DIRECTORS.
 Against  Against

April 12, 2013    EVERBANK FINANCIAL CORP
 2013 Annual Meeting of Shareholders

Thursday, May 23, 2013

For holders as of:  Thursday, March 28, 2013

Cusip:  29977G-102  Ticker:  EVER

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   GERALD S. ARMSTRONG
2)   JOSEPH D. HINKEL
3)   ROBERT J. MYLOD, JR.
4)   RUSSELL B. NEWTON, III
 For  * For All Nominees

1)   GERALD S. ARMSTRONG
2)   JOSEPH D. HINKEL
3)   ROBERT J. MYLOD, JR.
4)   RUSSELL B. NEWTON, III

2. THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF DELOITTE & TOUCHE LLP AS EVERBANK FINANCIAL CORP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For

May 2, 2013   THE GOLDMAN SACHS GROUP, INC.
 2013 Annual Meeting of Shareholders

Thursday, May 23, 2013

For holders as of:  Monday, March 25, 2013

Cusip:  38141G-104    Ticker:  GS


THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A  ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN
 For  * For
1B  ELECTION OF DIRECTOR: M. MICHELE BURNS
 For  * For
1C  ELECTION OF DIRECTOR: GARY D. COHN
 For  * For
1D  ELECTION OF DIRECTOR: CLAES DAHLB CK
 For  * For
1E  ELECTION OF DIRECTOR: WILLIAM W. GEORGE
 For  * For
1F  ELECTION OF DIRECTOR: JAMES A. JOHNSON
 For  * For
1G  ELECTION OF DIRECTOR: LAKSHMI N. MITTAL
 For  * For
1H  ELECTION OF DIRECTOR: ADEBAYO O. OGUNLESI
 For  * For
1I  ELECTION OF DIRECTOR: JAMES J. SCHIRO
 For  * For
1J  ELECTION OF DIRECTOR: DEBORA L. SPAR
 For  * For
1K  ELECTION OF DIRECTOR: MARK E. TUCKER
 For  * For
1L  ELECTION OF DIRECTOR: DAVID A. VINIAR
 For  * For
02  ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (SAY ON PAY)
 For  * For
03  APPROVAL OF THE GOLDMAN SACHS AMENDED AND RESTATED STOCK INCENTIVE PLAN
(2013)
 For  * For
04 RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013
 For  * For
05  SHAREHOLDER PROPOSAL REGARDING HUMAN RIGHTS COMMITTEE
 Against  * Against
06  SHAREHOLDER PROPOSAL REGARDING GOLDMAN SACHS LOBBYING DISCLOSURE
 Against  * Against
07  SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS FOR SHAREHOLDERS
 Against  * Against
08  SHAREHOLDER PROPOSAL REGARDING MAXIMIZATION OF VALUE FOR SHAREHOLDERS
 Against  * Against

April 19, 2013   THE HOME DEPOT, INC.
 2013 Annual Meeting of Shareholders

Thursday, May 23, 2013

For holders as of:  Monday, March 25, 2013

Cusip:  437076-102   Ticker:  HD

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: F. DUANE ACKERMAN
 For  * For
1B.  ELECTION OF DIRECTOR: FRANCIS S. BLAKE
 For  * For
1C.  ELECTION OF DIRECTOR: ARI BOUSBIB
 For  * For
1D.  ELECTION OF DIRECTOR: GREGORY D. BRENNEMAN
 For  * For
1E.  ELECTION OF DIRECTOR: J. FRANK BROWN
 For  * For
1F.  ELECTION OF DIRECTOR: ALBERT P. CAREY
 For  * For
1G.  ELECTION OF DIRECTOR: ARMANDO CODINA
 For  * For
1H.  ELECTION OF DIRECTOR: BONNIE G. HILL
 For  * For
1I.  ELECTION OF DIRECTOR: KAREN L. KATEN
 For  * For
1J.  ELECTION OF DIRECTOR: MARK VADON
 For  * For
2.  PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP
 For  * For
3.  ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION
 For  * For
4. APPROVAL OF THE MATERIAL TERMS OF OFFICER PERFORMANCE GOALS UNDER THE MANAGEMENT INCENTIVE PLAN
 For  * For
5. APPROVAL OF THE AMENDED AND RESTATED 2005 OMNIBUS STOCK INCENTIVE PLAN For * For
6.  SHAREHOLDER PROPOSAL REGARDING EMPLOYMENT DIVERSITY REPORT
 Against  * Against
7.  SHAREHOLDER PROPOSAL REGARDING STORMWATER MANAGEMENT POLICY
 Against  * Against

March 18, 2013    HONEYWELL INTERNATIONAL INC.
 2013 Annual Meeting of Shareholders

Monday, April 22, 2013

For holders as of:  Friday, February 22, 2013

Cusip:  438516-106    Ticker:  HON

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: GORDON M. BETHUNE
 For  * For
1B.  ELECTION OF DIRECTOR: KEVIN BURKE
 For  * For
1C.  ELECTION OF DIRECTOR: JAIME CHICO PARDO
 For  * For
1D.  ELECTION OF DIRECTOR: DAVID M. COTE
 For  * For
1E.  ELECTION OF DIRECTOR: D. SCOTT DAVIS
 For  * For
1F.  ELECTION OF DIRECTOR: LINNET F. DEILY
 For  * For
1G.  ELECTION OF DIRECTOR: JUDD GREGG
 For  * For
1H.  ELECTION OF DIRECTOR: CLIVE HOLLICK
 For  * For
1I.  ELECTION OF DIRECTOR: GRACE D. LIEBLEIN
 For  * For
1J.  ELECTION OF DIRECTOR: GEORGE PAZ
 For  * For
1K.  ELECTION OF DIRECTOR: BRADLEY T. SHEARES
 For  * For
1L.  ELECTION OF DIRECTOR: ROBIN L. WASHINGTON
 For  * For
2.  APPROVAL OF INDEPENDENT ACCOUNTANTS.
 For  * For
3.  ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
 For  * For
4.  INDEPENDENT BOARD CHAIRMAN.
 Against  * Against
5.  RIGHT TO ACT BY WRITTEN CONSENT.
 Against  * Against
6.  ELIMINATE ACCELERATED VESTING IN A CHANGE IN CONTROL.
 Against  * Against

April 19, 2013  INTERNATIONAL BUSINESS MACHINES CORP.
2013 Annual Meeting of Shareholders

Tuesday, April 30, 2013

For holders as of:  Friday, March 1, 2013

Cusip:  459200-101   Ticker:  IBM

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: A.J.P. BELDA
 For  * For
1B.  ELECTION OF DIRECTOR: W.R. BRODY
 For  * For
1C.  ELECTION OF DIRECTOR: K.I. CHENAULT
 For  * For
1D.  ELECTION OF DIRECTOR: M.L. ESKEW
 For  * For
1E.  ELECTION OF DIRECTOR: D.N. FARR
 For  * For
1F.  ELECTION OF DIRECTOR: S.A. JACKSON
 For  * For
1G.  ELECTION OF DIRECTOR: A.N. LIVERIS
 For  * For
1H.  ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.
 For  * For
1I.  ELECTION OF DIRECTOR: J.W. OWENS
 For  * For
1J.  ELECTION OF DIRECTOR: V.M. ROMETTY
 For  * For
1K.  ELECTION OF DIRECTOR: J.E. SPERO
 For  * For
1L.  ELECTION OF DIRECTOR: S. TAUREL
 For  * For
1M.  ELECTION OF DIRECTOR: L.H. ZAMBRANO
 For  * For
2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)
 For  * For
3.  ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)
 For  * For
4.  STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE
73)
 Against  * Against
5. STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 74) Against * Against
6.  STOCKHOLDER PROPOSAL ON INDEPENDENT BOARD CHAIR (PAGE 75)
 Against  * Against
7. STOCKHOLDER PROPOSAL FOR EXECUTIVES TO RETAIN SIGNIFICANT STOCK (PAGE 76) Against * Against

May 20, 2013  LINKEDIN CORPORATION
 2013 Annual Meeting of Shareholders

Thursday, June 13, 2013

For holders as of:  Friday, April 19, 2013

Cusip:  53578A-108    Ticker:  LNKD

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   A. GEORGE "SKIP" BATTLE
2)   MICHAEL J. MORITZ
 For  * For All Nominees

1)   A. GEORGE "SKIP" BATTLE
2)   MICHAEL J. MORITZ

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF LINKEDIN CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For

April 25, 2013  LUMBER LIQUIDATORS HOLDINGS INC
 2013 Annual Meeting of Shareholders

Thursday, May 16, 2013

For holders as of:  Tuesday, April 2, 2013

Cusip:  55003T-107    Ticker:  LL

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   MACON F. BROCK, JR.
2)   JOHN M. PRESLEY
3)   THOMAS D. SULLIVAN
 For  * For All Nominees

1)   MACON F. BROCK, JR.
2)   JOHN M. PRESLEY
3)   THOMAS D. SULLIVAN

2. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For
3. ADVISORY (NON-BINDING) VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION. For * For

May 9, 2013   MASTERCARD INCORPORATED
 2013 Annual Meeting of Shareholders

Tuesday, June 18, 2013

For holders as of:  Friday, April 19, 2013

Cusip:  57636Q-104    Ticker:  MA

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE
 For  * For
1B.  ELECTION OF DIRECTOR: AJAY BANGA
 For  * For
1C.  ELECTION OF DIRECTOR: SILVIO BARZI
 For  * For
1D.  ELECTION OF DIRECTOR: DAVID R. CARLUCCI
 For  * For
1E.  ELECTION OF DIRECTOR: STEVEN J. FREIBERG
 For  * For
1F.  ELECTION OF DIRECTOR: NANCY J. KARCH
 For  * For
1G.  ELECTION OF DIRECTOR: MARC OLIVIE
 For  * For
1H.  ELECTION OF DIRECTOR: RIMA QURESHI
 For  * For
1I.  ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES
 For  * For
1J.  ELECTION OF DIRECTOR: MARK SCHWARTZ
 For  * For
1K.  ELECTION OF DIRECTOR: JACKSON P. TAI
 For  * For
1L.  ELECTION OF DIRECTOR: EDWARD SUNING TIAN
 For  * For
2.  ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION
 For  * For
3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 For  * For

July 16, 2012
MORGAN STANLEY CHINA A SHARE FUND, INC.
2012 Annual Meeting of Shareholders
Tuesday, July 24, 2012

For holders as of:  Thursday, June 14, 2012

Cusip:  617468-103
Meeting Material(s)
  -Proxy Statement

MORGAN STANLEY CHINA A SHARE FUND, INC.
2012 Annual Meeting of Shareholders
To be held on Tuesday, July 24, 2012 for holders of record as of Thursday, June 14, 2012

Recommendations of the Board of Directors:

Choose this option if you would like to vote your shares with the recommendations of the Board of Directors. See below or refer to the proxy statement for details on the recommendations.

Vote with the Board's Recommendations

  Proposal(s)  Recommendations of the Board of Directors  Vote Options
1.  DIRECTOR
1)   MICHAEL BOZIC
2)   MICHAEL F. KLEIN
3)   W. ALLEN REED
 For   For All Nominees
 Withhold All Nominees
 For All Except Selected Below 1)     MICHAEL BOZIC
2)     MICHAEL F. KLEIN
3)     W. ALLEN REED


Legal Proxy
Choose this option only if you plan to attend and vote your shares at the meeting.

IMPORTANT: By choosing this option, we are precluded from voting your shares on your behalf. A Legal Proxy covering your securities will be issued to you. Your Legal Proxy must be presented at the meeting for your shares to be represented. Do not make any other marks on this ballot.


Click to see: "Letter to our clients regarding voting authority"


NOTE: The ballot for this proxy was mailed to Proxy Services with instructions to vote our shares in the same proportion as the vote of all other holders of the security.

March 15, 2013   M&T BANK CORPORATION
 2013 Annual Meeting of Shareholders

Tuesday, April 16, 2013

For holders as of:  Thursday, February 28, 2013

Cusip:  55261F-104    Ticker:  mtb

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   BRENT D. BAIRD
2)   C. ANGELA BONTEMPO
3)   ROBERT T. BRADY
4)   T.J. CUNNINGHAM III
5)   MARK J. CZARNECKI
6)   GARY N. GEISEL
7)   JOHN D. HAWKE, JR.
8)   PATRICK W.E. HODGSON
9)   RICHARD G. KING
10)   JORGE G. PEREIRA
11)   MICHAEL P. PINTO
12)   MELINDA R. RICH
13)   ROBERT E. SADLER, JR.
14)   HERBERT L. WASHINGTON
15)   ROBERT G. WILMERS
 For  * For All Nominees

1)   BRENT D. BAIRD
2)   C. ANGELA BONTEMPO
3)   ROBERT T. BRADY
4)   T.J. CUNNINGHAM III
5)   MARK J. CZARNECKI
6)   GARY N. GEISEL
7)   JOHN D. HAWKE, JR.
8)   PATRICK W.E. HODGSON
9)   RICHARD G. KING
10)   JORGE G. PEREIRA
11)   MICHAEL P. PINTO
12)   MELINDA R. RICH
13)   ROBERT E. SADLER, JR.
14)   HERBERT L. WASHINGTON
15)   ROBERT G. WILMERS

2.  TO APPROVE THE M&T BANK CORPORATION EMPLOYEE STOCK PURCHASE PLAN.
 For  * For
3.  TO APPROVE THE COMPENSATION OF M&T BANK CORPORATION'S NAMED EXECUTIVE
OFFICERS.
 For  * For
4. TO RECOMMEND THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF M&T BANK CORPORATION'S NAMED EXECUTIVE OFFICERS.
 1 Year  * 1 Year
5. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF M&T BANK CORPORATION FOR THE YEAR ENDING DECEMBER 31, 2013.
 For  * For

May 9, 2013  NEWCASTLE INVESTMENT CORP.
 2013 Annual Meeting of Shareholders

Thursday, June 6, 2013

For holders as of:  Monday, March 18, 2013

Cusip:  65105M-108    Ticker:  NCT

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   KEVIN J. FINNERTY
2)   KENNETH M. RIIS
 For  * For All Nominees

1)   KEVIN J. FINNERTY
2)   KENNETH M. RIIS

2. TO AMEND THE CHARTER OF NEWCASTLE INVESTMENT CORP. TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CAPITAL STOCK TO 1,100,000,000 SHARES.
 For  * For
3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR NEWCASTLE INVESTMENT CORP. FOR FISCAL YEAR 2013.
 For  * For

Investor Relations
Special Meeting of Stockholders

Tuesday, June 11, 2013

Meeting for stockholders as of the Record Date of:  Friday, April 19, 2013

Cusip:  65248E-104    Ticker:  NWSA

THANK YOU FOR VOTING!

Below is a record of your voting instructions:

NEWS CORPORATION
Special Meeting of Stockholders
To be held on Tuesday, June 11, 2013 for stockholders of record as of the Record Date of Friday, April 19, 2013

You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
 Proposal(s) Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1. AMENDMENT TO PARENT'S RESTATED CERTIFICATE OF INCORPORATION CLARIFYING OUR ABILITY TO MAKE DISTRIBUTIONS IN COMPARABLE SECURITIES IN CONNECTION WITH SEPARATION TRANSACTIONS, INCLUDING THE SEPARATION.
 For  * For
2. AMENDMENT TO PARENT'S RESTATED CERTIFICATE OF INCORPORATION TO ALLOW US TO MAKE CERTAIN DISTRIBUTIONS ON SUBSIDIARY-OWNED SHARES AND CREATE ADDITIONAL SUBSIDIARY-OWNED SHARES.
 For  * For

You will have an opportunity to confirm that your selections were properly recorded after you submit your vote.

April 25, 2013   TEAM HEALTH HOLDINGS, INC.
 2013 Annual Meeting of Shareholders

Wednesday, May 22, 2013

For holders as of:  Thursday, March 28, 2013

Cusip:  87817A-107   Ticker:  TMH

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   H. LYNN MASSINGALE, MD
2)   NEIL P. SIMPKINS
3)   EARL P. HOLLAND
 For  * For All Nominees

1)   H. LYNN MASSINGALE, MD
2)   NEIL P. SIMPKINS
3)   EARL P. HOLLAND

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2013.
 For  * For
3. APPROVAL OF TEAM HEALTH HOLDINGS, INC. AMENDED AND RESTATED 2009 STOCK INCENTIVE PLAN.
 For  * For
4. APPROVAL OF TEAM HEALTH HOLDINGS, INC. AMENDED AND RESTATED ANNUAL MANAGEMENT INCENTIVE PLAN.
 For  * For

October 23, 2012
THE HAIN CELESTIAL GROUP, INC.
 2012 Annual Meeting of Shareholders

Thursday, November 15, 2012

For holders as of:  Thursday, September 20, 2012

Cusip:  405217-100

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   IRWIN D. SIMON
2)   RICHARD C. BERKE
3)   JACK FUTTERMAN
4)   MARINA HAHN
5)   ANDREW R. HEYER
6)   BRETT ICAHN
7)   ROGER MELTZER
8)   SCOTT M. O'NEIL
9)   DAVID SCHECHTER
10)   LAWRENCE S. ZILAVY
 For  For All Nominees

1)   IRWIN D. SIMON
2)   RICHARD C. BERKE
3)   JACK FUTTERMAN
4)   MARINA HAHN
5)   ANDREW R. HEYER
6)   BRETT ICAHN
7)   ROGER MELTZER
8)   SCOTT M. O'NEIL
9)   DAVID SCHECHTER
10)   LAWRENCE S. ZILAVY

2 TO VOTE, ON AN ADVISORY BASIS, FOR THE COMPENSATION AWARDED TO THE NAMED EXECUTIVE OFFICERS FOR THE FISCAL YEAR ENDED JUNE 30, 2012, AS SET FORTH IN THE PROXY STATEMENT.
 For  For
3 TO APPROVE THE AMENDMENT OF THE AMENDED AND RESTATED 2002 LONG TERM INCENTIVE AND STOCK AWARD PLAN.
 For  For
4. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO ACT AS REGISTERED INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2013.
 For  For

 March 18, 2013    THE SHERWIN-WILLIAMS COMPANY
 2013 Annual Meeting of Shareholders

Wednesday, April 17, 2013

For holders as of:  Monday, February 25, 2013

Cusip:  824348-106    Ticker:  SHW

THANK YOU FOR VOTING!
Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1.  DIRECTOR
1)   A.F. ANTON
2)   C.M. CONNOR
3)   D.F. HODNIK
4)   T.G. KADIEN
5)   R.J. KRAMER
6)   S.J. KROPF
7)   R.K. SMUCKER
8)   J.M. STROPKI
 For  * For All Nominees

1)   A.F. ANTON
2)   C.M. CONNOR
3)   D.F. HODNIK
4)   T.G. KADIEN
5)   R.J. KRAMER
6)   S.J. KROPF
7)   R.K. SMUCKER
8)   J.M. STROPKI

2.  ADVISORY APPROVAL OF COMPENSATION OF THE NAMED EXECUTIVES.
 For  * For
3. AMENDMENT TO ARTICLES OF INCORPORATION TO IMPLEMENT MAJORITY VOTING IN UNCONTESTED ELECTIONS OF DIRECTORS.
 For  * For
4. RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.
 For  * For

February 11, 2013
THE WALT DISNEY COMPANY
 2013 Annual Meeting of Shareholders

Wednesday, March 6, 2013

For holders as of:  Monday, January 7, 2013

Cusip:  254687-106  Ticker:  DIS

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A.  ELECTION OF DIRECTOR: SUSAN E. ARNOLD
 For  * For
1B.  ELECTION OF DIRECTOR: JOHN S. CHEN
 For  * For
1C.  ELECTION OF DIRECTOR: JUDITH L. ESTRIN
 For  * For
1D.  ELECTION OF DIRECTOR: ROBERT A. IGER
 For  * For
1E.  ELECTION OF DIRECTOR: FRED H. LANGHAMMER
 For  * For
1F.  ELECTION OF DIRECTOR: AYLWIN B. LEWIS
 For  * For
1G.  ELECTION OF DIRECTOR: MONICA C. LOZANO
 For  * For
1H.  ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT
 For  * For
1I.  ELECTION OF DIRECTOR: SHERYL K. SANDBERG
 For  * For
1J.  ELECTION OF DIRECTOR: ORIN C. SMITH
 For  * For
2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2013.
 For  * For
3. TO APPROVE THE TERMS OF THE COMPANY'S AMENDED AND RESTATED 2002 EXECUTIVE PERFORMANCE PLAN, AS AMENDED.
 For  * For
4.  TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.
 For  * For
5.  TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS.
 Against  * Against
6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO FUTURE SEPARATION OF CHAIRMAN AND CHIEF EXECUTIVE OFFICER.
 Against  * Against

April 19, 2013   VALEANT PHARMACEUTICALS INTERNATIONAL
 2013 Annual Meeting of Shareholders

Tuesday, May 21, 2013

Vote Cutoff Date: Friday, May 17, 2013

For holders as of:  Wednesday, April 3, 2013

Cusip:  91911K-102   Ticker:  VRX

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   RONALD H. FARMER
2)   ROBERT A. INGRAM
3)   THEO MELAS-KYRIAZI
4)   G. MASON MORFIT
5)   LAURENCE E. PAUL
6)   J. MICHAEL PEARSON
7)   ROBERT N. POWER
8)   NORMA A. PROVENCIO
9)   HOWARD B. SCHILLER
10)   LLOYD M. SEGAL
11)   KATHARINE B. STEVENSON
 For  For All Nominees

1)   RONALD H. FARMER
2)   ROBERT A. INGRAM
3)   THEO MELAS-KYRIAZI
4)   G. MASON MORFIT
5)   LAURENCE E. PAUL
6)   J. MICHAEL PEARSON
7)   ROBERT N. POWER
8)   NORMA A. PROVENCIO
9)   HOWARD B. SCHILLER
10)   LLOYD M. SEGAL
11)   KATHARINE B. STEVENSON

02 THE APPROVAL, IN AN ADVISORY RESOLUTION, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPENSATION DISCUSSION AND ANALYSIS SECTION, EXECUTIVE COMPENSATION TABLES AND ACCOMPANYING NARRATIVE DISCUSSIONS CONTAINED IN THE MANAGEMENT PROXY CIRCULAR AND PROXY STATEMENT.
 For  For
03 TO APPOINT PRICEWATERHOUSECOOPERS LLP (UNITED STATES) AS THE AUDITORS FOR THE COMPANY TO HOLD OFFICE UNTIL THE CLOSE OF THE 2014 ANNUAL MEETING OF SHAREHOLDERS AND TO AUTHORIZE THE COMPANY'S BOARD OF DIRECTORS TO FIX THE AUDITORS' REMUNERATION.
 For  For
04 TO APPROVE THE CONTINUANCE OF THE COMPANY FROM THE CANADA BUSINESS CORPORATIONS ACT TO THE BRITISH COLUMBIA BUSINESS CORPORATIONS ACT.
 For  For

January 9, 2013
VISA INC.
 2013 Annual Meeting of Shareholders

Wednesday, January 30, 2013

For holders as of:  Tuesday, December 4, 2012

Cusip:  92826C-839  Ticker:  V

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: GARY P. COUGHLAN
 For  For
1B.  ELECTION OF DIRECTOR: MARY B. CRANSTON
 For  For
1C.  ELECTION OF DIRECTOR: FRANCISCO JAVIER FERNANDEZ-CARBAJAL
 For  For
1D.  ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT
 For  For
1E.  ELECTION OF DIRECTOR: CATHY E. MINEHAN
 For  For
1F.  ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON
 For  For
1G.  ELECTION OF DIRECTOR: DAVID J. PANG
 For  For
1H.  ELECTION OF DIRECTOR: JOSEPH W. SAUNDERS
 For  For
1I.  ELECTION OF DIRECTOR: CHARLES W. SCHARF
 For  For
1J.  ELECTION OF DIRECTOR: WILLIAM S. SHANAHAN
 For  For
1K.  ELECTION OF DIRECTOR: JOHN A. SWAINSON
 For  For
2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
 For  For
3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.
 For  For
4. STOCKHOLDER PROPOSAL ON LOBBYING PRACTICES AND EXPENDITURES, IF PROPERLY PRESENTED.
 Against  Against

June 18, 2013    WISDOMTREE INVESTMENTS INC.
 2013 Annual Meeting of Shareholders

Wednesday, July 24, 2013

For holders as of:  Wednesday, May 29, 2013

Cusip:  97717P-104   Ticker:   WETF

THANK YOU FOR VOTING!


Below is a record of your voting instructions:
You did not enter any vote options. Therefore, your vote will be registered as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

* Specific voting instructions were not provided. Proposals were voted as recommended by the soliciting committee.
1A  ELECTION OF DIRECTOR: STEVEN BEGLEITER
 For  * For
1B  ELECTION OF DIRECTOR: WIN NEUGER
 For  * For
2 RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS WISDOMTREE INVESTMENTS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
 For  * For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Performance Fund
            ---------------------

By: /s/__________________________________________________________
          James M. Johnson, President

Date: July 29, 2013
      ------------



By: /s/__________________________________________________________
          Kathleen Carlson, Treasurer

Date:  July 29, 2013
       ------------